Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Target Assets Allocation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	56.00%
Debt securities, Target Allocation	34.00%
Total, Target Allocation	100.00%
Equity securities	57.00%	54.00%
Debt securities	34.00%	41.00%
Total	100.00%	100.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Other securities	4.00%	4.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Other securities	5.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation
Other securities		1.00%